Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TrueShares Structured Outcome (July) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.85%	17.81%	(9.50%)	20.56%
TrueShares Structured Outcome (August) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.35%	17.25%	(10.55%)	20.83%